Balance Sheets (Parenthetical) - JPY (¥) ¥ / shares in Thousands, ¥ in Thousands	Sep. 30, 2024	Sep. 30, 2023
Common stock, par value	¥ 0	¥ 0
Common stock, shares authorized	91,735,440	76,395,420
Common stock, shares, issued	22,933,860	7,114,140
Common stock, shares, outstanding	22,933,860	7,114,140
Class A Preferred Shares [Member]
Preferred stock, par value	¥ 0	¥ 0
Preferred stock, shares authorized		3,600,000
Preferred stock, shares issued		3,600,000
Preferred stock, shares outstanding		3,600,000
Preferred stock, liquidation preference value		¥ 300,000
Class B Preferred Shares [Member]
Preferred stock, par value	¥ 0	¥ 0
Preferred stock, shares authorized		7,740,000
Preferred stock, shares issued		7,560,000
Preferred stock, shares outstanding		7,560,000
Preferred stock, liquidation preference value		¥ 1,260,000
Class C Preferred Shares [Member]
Preferred stock, par value	¥ 0	¥ 0
Preferred stock, shares authorized		4,000,020
Preferred stock, shares issued		3,419,880
Preferred stock, shares outstanding		3,419,880
Preferred stock, liquidation preference value		¥ 854,970